Cover	Feb. 07, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Nightfood Holdings, Inc. (“NGTF”) is filing this Amendment No. 1 on Form 8-K/A to amend the Current Report on Form 8-K filed on February 12, 2024, to disclose that, on February 1, 2024, Fourth Man, LLC (“Fourth Man”) and NGTF entered into a letter agreement whereby Fourth Man agreed to amend certain promissory notes in exchange for 1,667 shares of NGTF’s Series D Preferred Stock.
Document Period End Date	Feb. 07, 2024
Current Fiscal Year End Date	--06-30
Entity File Number	000-55406
Entity Registrant Name	NIGHTFOOD HOLDINGS, INC.
Entity Central Index Key	0001593001
Entity Tax Identification Number	46-3885019
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	520 White Plains Road - Suite 500
Entity Address, City or Town	Tarrytown
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10591
City Area Code	(888)
Local Phone Number	888-6444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false